General Information (Details) - Schedule of Subsidiaries have Material Non-Controlling Interests	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Patrimonio Autónomo Viva Palmas [Member]
General Information (Details) - Schedule of Subsidiaries have Material Non-Controlling Interests [Line Items]
Country	Colombia
Percentage of equity interest held by non-controlling interests	73.99%	73.99%
Patrimonio Autónomo Viva Sincelejo [Member]
General Information (Details) - Schedule of Subsidiaries have Material Non-Controlling Interests [Line Items]
Country	Colombia
Percentage of equity interest held by non-controlling interests	73.99%	73.99%
Patrimonio Autónomo Viva Villavicencio [Member]
General Information (Details) - Schedule of Subsidiaries have Material Non-Controlling Interests [Line Items]
Country	Colombia
Percentage of equity interest held by non-controlling interests	73.99%	73.99%
Patrimonio Autónomo San Pedro Etapa I [Member]
General Information (Details) - Schedule of Subsidiaries have Material Non-Controlling Interests [Line Items]
Country	Colombia
Percentage of equity interest held by non-controlling interests	73.99%	73.99%
Patrimonio Autónomo Centro Comercial [Member]
General Information (Details) - Schedule of Subsidiaries have Material Non-Controlling Interests [Line Items]
Country	Colombia
Percentage of equity interest held by non-controlling interests	73.99%	73.99%
Patrimonio Autónomo Viva Laureles [Member]
General Information (Details) - Schedule of Subsidiaries have Material Non-Controlling Interests [Line Items]
Country	Colombia
Percentage of equity interest held by non-controlling interests	59.20%	59.20%
Patrimonio Autónomo Centro Comercial Viva Barranquilla [Member]
General Information (Details) - Schedule of Subsidiaries have Material Non-Controlling Interests [Line Items]
Country	Colombia
Percentage of equity interest held by non-controlling interests	54.10%	54.10%
Patrimonio Autónomo Iwana [Member]
General Information (Details) - Schedule of Subsidiaries have Material Non-Controlling Interests [Line Items]
Country	Colombia
Percentage of equity interest held by non-controlling interests	49.00%	49.00%
Éxito Viajes y Turismo S.A.S. [Member]
General Information (Details) - Schedule of Subsidiaries have Material Non-Controlling Interests [Line Items]
Country	Colombia
Percentage of equity interest held by non-controlling interests	49.00%	49.00%
Patrimonio Autónomo Viva Malls [Member]
General Information (Details) - Schedule of Subsidiaries have Material Non-Controlling Interests [Line Items]
Country	Colombia
Percentage of equity interest held by non-controlling interests	49.00%	49.00%
Grupo Disco Uruguay S.A. [Member]
General Information (Details) - Schedule of Subsidiaries have Material Non-Controlling Interests [Line Items]
Country	Uruguay
Percentage of equity interest held by non-controlling interests	30.85%	37.51%